Investments accounted for using equity method - Additional Information (Detail) - TWD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Cash consideration from disposals of investment in associates		$ 1,180,179
Gain on disposal of investment in associates		$ 973,609
Carrying amount of investment in associates			$ 3,900,449	$ 3,271,677
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount of investment in associates			3,900,449	3,271,677
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value			468,950	454,010
Number of common shares disposed	9,100,000
Percentage of ownership interest in associate	10.00%
Cash consideration from disposals of investment in associates	$ 1,180,179
Gain on disposal of investment in associates	$ 973,609
Carrying amount of investment in associates			$ 304,437	$ 250,769